FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
		Held for trading £m	Other £m					Total £m
At 31 December 2022
Financial assets
Cash and balances at central banks	–	–	–	–	–	91,388	–	91,388
Items in the course of collection from banks	–	–	–	–	–	242	–	242
Financial assets at fair value through profit or loss	–	14,216	166,393	–	–	–	–	180,609
Derivative financial instruments	75	24,678	–	–	–	–	–	24,753
Loans and advances to banks	–	–	–	–	–	10,632	–	10,632
Loans and advances to customers	–	–	–	–	–	454,899	–	454,899
Reverse repurchase agreements	–	–	–	–	–	44,865	–	44,865
Debt securities	–	–	–	–	–	9,926	–	9,926
Financial assets at amortised cost	–	–	–	–	–	520,322	–	520,322
Financial assets at fair value through other comprehensive income	–	–	–	–	23,154	–	–	23,154
Reinsurance assets	–	–	–	–	–	–	616	616
Total financial assets	75	38,894	166,393	–	23,154	611,952	616	841,084
Financial liabilities
Deposits from banks	–	–	–	–	–	7,266	–	7,266
Customer deposits	–	–	–	–	–	475,331	–	475,331
Repurchase agreements at amortised cost	–	–	–	–	–	48,596	–	48,596
Items in course of transmission to banks	–	–	–	–	–	372	–	372
Financial liabilities at fair value through profit or loss	–	12,577	–	5,178	–	–	–	17,755
Derivative financial instruments	527	23,515	–	–	–	–	–	24,042
Notes in circulation	–	–	–	–	–	1,280	–	1,280
Debt securities in issue	–	–	–	–	–	73,819	–	73,819
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	106,893	106,893
Liabilities arising from non-participating investment contracts	–	–	–	42,975	–	–	–	42,975
Other	–	–	–	–	–	1,317	248	1,565
Subordinated liabilities	–	–	–	–	–	10,730	–	10,730
Total financial liabilities	527	36,092	–	48,153	–	618,711	107,141	810,624

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
		Held for trading £m	Other £m					Total £m
At 31 December 2021
Financial assets
Cash and balances at central banks	–	–	–	–	–	76,420	–	76,420
Items in the course of collection from banks	–	–	–	–	–	147	–	147
Financial assets at fair value through profit or loss	–	21,760	185,011	–	–	–	–	206,771
Derivative financial instruments	86	21,965	–	–	–	–	–	22,051
Loans and advances to banks	–	–	–	–	–	7,001	–	7,001
Loans and advances to customers	–	–	–	–	–	448,567	–	448,567
Reverse repurchase agreements	–	–	–	–	–	54,753	–	54,753
Debt securities	–	–	–	–	–	6,835	–	6,835
Financial assets at amortised cost	–	–	–	–	–	517,156	–	517,156
Financial assets at fair value through other comprehensive income	–	–	–	–	28,137	–	–	28,137
Reinsurance assets	–	–	–	–	–	–	759	759
Total financial assets	86	43,725	185,011	–	28,137	593,723	759	851,441
Financial liabilities
Deposits from banks	–	–	–	–	–	7,647	–	7,647
Customer deposits	–	–	–	–	–	476,344	–	476,344
Repurchase agreements at amortised cost	–	–	–	–	–	31,125	–	31,125
Items in course of transmission to banks	–	–	–	–	–	316	–	316
Financial liabilities at fair value through profit or loss	–	16,582	–	6,541	–	–	–	23,123
Derivative financial instruments	327	17,733	–	–	–	–	–	18,060
Notes in circulation	–	–	–	–	–	1,321	–	1,321
Debt securities in issue	–	–	–	–	–	71,552	–	71,552
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	123,423	123,423
Liabilities arising from non-participating investment contracts	–	–	–	45,040	–	–	–	45,040
Other	–	–	–	–	–	1,475	308	1,783
Subordinated liabilities	–	–	–	–	–	13,108	–	13,108
Total financial liabilities	327	34,315	–	51,581	–	602,888	123,731	812,842

Schedule of Financial Assets Excluding Derivatives	). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-107). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022
Financial assets at fair value through profit or loss
Loans and advances to banks	–	3,345	–	3,345
Loans and advances to customers	–	13,644	7,883	21,527
Debt securities:
Government securities	10,050	7	–	10,057
Other public sector securities	–	2,516	–	2,516
Bank and building society certificates of deposit	–	7,133	–	7,133
Asset-backed securities:
Mortgage-backed securities	–	235	–	235
Other asset-backed securities	–	122	63	185
Corporate and other debt securities	77	16,105	1,739	17,921
	10,127	26,118	1,802	38,047
Treasury and other bills	62	–	–	62
Contracts held with reinsurers	–	10,906	–	10,906
Equity shares	105,103	–	1,619	106,722
Total financial assets at fair value through profit or loss	115,292	54,013	11,304	180,609
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	10,854	357	–	11,211
Asset-backed securities	–	87	59	146
Corporate and other debt securities	536	10,978	–	11,514
	11,390	11,422	59	22,871
Treasury and other bills	–	–	–	–
Equity shares	–	–	283	283
Total financial assets at fair value through other comprehensive income	11,390	11,422	342	23,154
Total financial assets carried at fair value, excluding derivatives	126,682	65,435	11,646	203,763

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to banks	–	4,170	–	4,170
Loans and advances to customers	–	15,575	9,793	25,368
Debt securities:
Government securities	17,668	12	–	17,680
Other public sector securities	–	2,731	–	2,731
Bank and building society certificates of deposit	–	6,297	–	6,297
Asset-backed securities:
Mortgage-backed securities	–	433	–	433
Other asset-backed securities	–	177	98	275
Corporate and other debt securities	–	18,123	1,679	19,802
	17,668	27,773	1,777	47,218
Treasury and other bills	19	–	–	19
Contracts held with reinsurers	–	12,371	–	12,371
Equity shares	115,882	–	1,743	117,625
Total financial assets at fair value through profit or loss	133,569	59,889	13,313	206,771
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,613	–	–	14,613
Asset-backed securities	–	–	70	70
Corporate and other debt securities	644	12,490	–	13,134
	15,257	12,490	70	27,817
Treasury and other bills	85	–	–	85
Equity shares	–	–	235	235
Total financial assets at fair value through other comprehensive income	15,342	12,490	305	28,137
Total financial assets carried at fair value, excluding derivatives	148,911	72,379	13,618	234,908

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2022			2021
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 1 January	13,313	305	13,618	15,046	346	15,392
Exchange and other adjustments	15	3	18	4	(11)	(7)
(Losses) gains recognised in the income statement within other income	(1,609)	(2)	(1,611)	183	–	183
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	44	44	–	69	69
Purchases/increases to customer loans	959	3	962	1,709	8	1,717
Sales/repayments of customer loans	(1,320)	(11)	(1,331)	(2,765)	(107)	(2,872)
Transfers into the level 3 portfolio	197	–	197	171	–	171
Transfers out of the level 3 portfolio	(251)	–	(251)	(1,035)	–	(1,035)
At 31 December	11,304	342	11,646	13,313	305	13,618
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(1,596)	–	(1,596)	(71)	–	(71)
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2022 £m	2021 £m
At 1 January	37	45
Gains recognised in the income statement within other income	(4)	(5)
Additions	33	4
Redemptions	(3)	(7)
Transfers out of the level 3 portfolio	(18)	–
At 31 December	45	37
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(4)	(4)

Schedule of Financial Liabilities Excluding Derivatives

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022
Financial liabilities at fair value through profit or loss
Debt securities and other liabilities designated at fair value through profit or loss	–	5,133	45	5,178
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	11,037	–	11,037
Short positions in securities	1,505	35	–	1,540
	1,505	11,072	–	12,577
Total financial liabilities carried at fair value, excluding derivatives	1,505	16,205	45	17,755
At 31 December 2021
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	–	6,504	37	6,541
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	14,962	–	14,962
Short positions in securities	1,569	51	–	1,620
	1,569	15,013	–	16,582
Total financial liabilities carried at fair value, excluding derivatives	1,569	21,517	37	23,123

Schedule of Derivatives	). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-107). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2022				2021
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	78	24,122	553	24,753	44	21,114	893	22,051
Derivative liabilities	(39)	(23,395)	(608)	(24,042)	(62)	(17,054)	(944)	(18,060)

Schedule of Valuation Adjustment Movements	The following table summarises the movement on this valuation adjustment account during 2021 and 2022:

	2022 £m	2021 £m
At 1 January	456	474
Income statement credit	(75)	(18)
At 31 December	381	456

Schedule of Valuation Adjustment Movements	Represented by:

	2022 £m	2021 £m
Credit Valuation Adjustment	294	306
Debit Valuation Adjustment	(55)	(26)
Funding Valuation Adjustment	142	176
	381	456

Schedule of Sensitivity of Level 3 Valuations

			2022			2021
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+289bps)[4]	7,883	356	(385)	9,793	502	(460)
Debt securities	Discounted cash flows	Credit spreads (+/- 6%)[5]	162	9	(9)	191	13	(13)
Equity and venture capital investments	Market approach	Earnings multiple (1.9/15.2)[6]	1,907	84	(84)	1,692	191	(191)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	771	81	(88)	892	123	(131)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	581	2	(33)	745	22	(16)
			11,304			13,313
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	59	–	–	70	4	(4)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	283	15	(15)	235	14	(14)
			342			305
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (17%/105%)[7]	553	9	(7)	893	10	(23)
Level 3 financial assets carried at fair value			12,199			14,511
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	45	1	(1)	37	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (17%/105%)[7]	608	–	–	944	–	–
Level 3 financial liabilities carried at fair value			653			981
1    Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2    Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
3    Underlying asset/net asset values represent fair value.
4    2021: -50bps/213bps
5    2021: +/-7%
6    2021: 3.5/14.9
7    2021: 13%/168%
8    2021: +/-50bps

Schedule of Valuation Hierarchy for Financial Assets
The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-107). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2022
Loans and advances to banks	10,632	10,632	–	–	10,632
Loans and advances to customers:
Stage 1	380,291	376,056	–	–	376,056
Stage 2	59,356	58,672	–	–	58,672
Stage 3	5,883	5,974	–	–	5,974
Purchased or originated credit-impaired	9,369	9,369	–	–	9,369
	454,899	450,071	–	–	450,071
Reverse repurchase agreements	44,865	44,865	–	44,865	–
Debt securities	9,926	9,930	167	9,647	116
Financial assets at amortised cost	520,322	515,498	167	54,512	460,819

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2021
Loans and advances to banks	7,001	6,997	–	–	6,997
Loans and advances to customers:
Stage 1	399,121	401,537	–	–	401,537
Stage 2	33,817	34,617	–	–	34,617
Stage 3	4,862	4,851	–	–	4,851
Purchased or originated credit-impaired	10,767	10,767	–	–	10,767
	448,567	451,772	–	–	451,772
Reverse repurchase agreements	54,753	54,753	–	54,753	–
Debt securities	6,835	6,876	–	6,739	137
Financial assets at amortised cost	517,156	520,398	–	61,492	458,906

Schedule of Valuation Hierarchy for Financial Liabilities
The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-107).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2022
Deposits from banks	7,266	7,268	–	7,268	–
Customer deposits	475,331	475,147	–	475,147	–
Repurchase agreements at amortised cost	48,596	48,596	–	48,596	–
Debt securities in issue	73,819	71,975	–	71,975	–
Subordinated liabilities	10,730	10,065	–	10,065	–
At 31 December 2021
Deposits from banks	7,647	7,647	–	7,647	–
Customer deposits	476,344	476,506	–	476,506	–
Repurchase agreements at amortised cost	31,125	31,125	–	31,125	–
Debt securities in issue	71,552	74,665	–	74,665	–
Subordinated liabilities	13,108	14,804	–	14,804	–